Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income
Schedule of components of accumulated other comprehensive income, net of tax

	Year Ended December 31, 2013
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2012	$10,495	$110	$10,605
Other comprehensive loss before reclassifications	(4,840)	(43)	(4,883)
Amounts reclassified from accumulated other comprehensive income	295	196	491
Net current-period other comprehensive (loss) income	(4,545)	153	(4,392)
Balance at December 31, 2013	$5,950	$263	$6,213

	Year Ended December 31, 2012
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2011	$7,922	$93	$8,015
Other comprehensive income before reclassifications	2,344	17	2,361
Amounts reclassified from accumulated other comprehensive income	229	0	229
Net current-period other comprehensive income	2,573	17	2,590
Balance at December 31, 2012	$10,495	$110	$10,605

	Year Ended December 31, 2011
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2010	$4,415	$(23)	$4,392
Other comprehensive income before reclassifications	3,362	130	3,492
Amounts reclassified from accumulated other comprehensive income	145	(14)	131
Net current-period other comprehensive income	3,507	116	3,623
Balance at December 31, 2011	$7,922	$93	$8,015

Summary of the reclassifications out of accumulated other comprehensive income

Details about accumulated other	Amount reclassified from accumulated other comprehensive income
comprehensive income	Years Ended December 31,			Affected line item in the statement
components	2013	2012	2011	where net income is presented
Unrealized gains on securities	$454	$353	$223	Net realized gains on investments, excluding other-than-temporary impairment losses
	(159)	(124)	(78)	Provision for income taxes
	$295	$229	$145	Net of tax
OTTI	$301	$0	$(21)	Portion of net loss (gain) recognized in other comprehensive income, before taxes
	(105)	0	7	Provision for income taxes
	$196	$0	$(14)	Net of Tax
Total reclassifications for the period	$491	$229	$131	Net of tax